Document and Entity Information	May 19, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001692376
Document Type	8-K/A
Document Period End Date	May 19, 2022
Entity Registrant Name	Velocity Financial, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39183
Entity Tax Identification Number	46-0659719
Entity Address, Address Line One	30699 Russell Ranch Road
Entity Address, Address Line Two	Suite 295
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91362
City Area Code	(818)
Local Phone Number	532-3700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	VEL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This amendment restates Proposal III under Item 5.07 of the 8-K filed on May 23, 2022 relating to our Annual Meeting of Shareholders held on May 19, 2022.